Document and Entity Information	Nov. 03, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	EMERSON ELECTRIC CO
Amendment Flag	false
Entity Central Index Key	0000032604
Current Fiscal Year End Date	--09-30
Document Type	8-K
Document Period End Date	Nov. 03, 2020
Entity Incorporation State Country Code	MO
Entity File Number	1-278
Entity Tax Identification Number	43-0259330
Entity Address, Address Line One	8000 West Florissant Avenue
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63136
City Area Code	(314)
Local Phone Number	553-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stockof 0.50parvaluepershare [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Common Stock, $0.50 par value per share
Trading Symbol	EMR
Series A [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSEArca
A 0.375 Notesdue 2024 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	0.375% Notes due 2024
Trading Symbol	EMR 24
A 1.250 Notesdue 2025 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	1.250% Notes due 2025
Trading Symbol	EMR 25A
A 2.000 Notesdue 2029 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	2.000% Notes due 2029
Trading Symbol	EMR 29